Note 4 - Investment In Associate - Investments Accounted for Using Equity Method (Details) (Parentheticals)		3 Months Ended	12 Months Ended
	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	19.95%	19.95%	19.95%